LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
NOTE 7 - LEASES

Lessee Arrangements

The Company enters into leases in the normal course of business primarily as part of its operations in the different airports, back office operations, research and development offices and headquarters offices.

The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Year ended December 31,
	2022	2021	2020
Operating lease cost	$4,617	$4,422	$3,914
Short-term lease cost	1, 614	1,542	1,580
Total lease cost	$6,231	$5,964	$5,494

Other information: Cash paid for amounts included in the measurement of Lease liabilities:

	Year ended December 31,
	2022	2021	2020
Operating cash flows from operating leases	$4,625	$4,465	$3,962
Right-of-use assets obtained in exchange for new operating lease liabilities	3,885	3,164	4,941
Weighted-average remaining lease term-operating leases	3.3 years	4.0 years	4.5 years
Weighted-average remaining lease term-operating leases	5.34%	5.12%	4.8%

Balance sheet information related to operating leases was as follows:

	December 31,
	2022	2021
Operating lease ROU assets	$10,201	$10,938

Operating lease liabilities - current	$3,969	$3,317
Operating lease liabilities - non current	6,375	8,298
Total operating lease liabilities	$10,344	$11,615

Future undiscounted lease payments for operation leases with initial terms of more than one year as of December 31, 2022 are as follows:

Year ending December 31,
2023	4,361
2024	3,398
2025	1,570
2026	1,050
2027	720
Thereafter	251
Total future minimum lease payments	11,350
Less: imputed interest	1,006
Total	$10,344